Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 01, 2024 USD ($) shares $ / shares	Jan. 05, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not maintain any formal written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features in relation to the disclosure of material nonpublic information. The Compensation Committee grants equity-based awards, including stock options, to our executive officers and other key employees. These equity awards are made in January on an annual grant cycle. The Board also grants equity awards in the form of stock options to the non-employee members of the Board of Directors on an annual basis. New hire grants are typically made in the middle of the month in which the employees are hired. The Compensation Committee may make off cycle equity awards from time to time on an as-needed basis as circumstances warrant. We do not have a practice to grant options in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of equity-based compensation. The following table presents information regarding stock options issued to certain of our executive officers in 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	The Compensation Committee grants equity-based awards, including stock options, to our executive officers and other key employees. These equity awards are made in January on an annual grant cycle. The Board also grants equity awards in the form of stock options to the non-employee members of the Board of Directors on an annual basis. New hire grants are typically made in the middle of the month in which the employees are hired. The Compensation Committee may make off cycle equity awards from time to time on an as-needed basis as circumstances warrant.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a practice to grant options in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false
Jay Duker
Awards Close in Time to MNPI Disclosures
Name			Jay Duker
Underlying Securities | shares			180,000
Exercise Price | $ / shares			$ 20.4
Fair Value as of Grant Date | $			$ 2,924,998
Underlying Security Market Price Change			(5.78)
George Elston
Awards Close in Time to MNPI Disclosures
Name			George Elston
Underlying Securities | shares			90,000
Exercise Price | $ / shares			$ 20.4
Fair Value as of Grant Date | $			$ 1,462,499
Underlying Security Market Price Change			(5.78)
Ramiro Ribeiro
Awards Close in Time to MNPI Disclosures
Name		Ramiro Ribeiro
Underlying Securities | shares		125,000
Exercise Price | $ / shares		$ 28
Fair Value as of Grant Date | $		$ 2,791,341
Underlying Security Market Price Change		(7.46)